INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Current
Advances from customers	$ 2,322,877	$ 4,282,668
Deferred revenue and advances from customers	2,322,877	4,282,668
Non-current
Advances from customers	41,237
Deferred revenue	1,794,550	1,436,912
Deferred revenue and advances from customers	$ 1,835,787	$ 1,436,912